Other Assets - Disclosure of Other Assets (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Assets [Abstract]
Other assets	£ 2,684	£ 2,540
Current	£ 2,684
Non-current		£ 2,540